GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets	$ 2,243	$ 1,814
North America [Member]
Long-lived assets	266	197
Israel [Member]
Long-lived assets	1,422	1,038
Rest of the World [Member]
Long-lived assets	$ 555	$ 579